Leases - Change in Right-of-Use Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating Right-of-Use Assets [Roll Forward]
Beginning balance	$ 2,955	$ 1,403	$ 1,403
Right of use assets	(766)	$ (203)	(494)
Foreign exchange differences	(47)		(48)
Additions	6,526		2,119
Transfers	(23)		(25)
Ending balance	$ 8,645		$ 2,955